Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
NET INCOME	$ 4,630	$ 5,167	$ 5,287
OTHER COMPREHENSIVE INCOME (LOSS):
Translation adjustments	(206)	72	(237)
TOTAL COMPREHENSIVE INCOME	$ 4,424	$ 5,239	$ 5,050